Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentration Risk [Line Items]
Long-Term Debt, Current Maturities, Gross	$ (30.5)	$ (30.5)	$ (28.6)	$ (28.6)	$ (95.2)
One Customer | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	13.90%	15.80%	11.70%	12.20%	10.10%
One Customer | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage					28.30%
Two Customer | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage				44.70%